Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Business transformation program (1)	€ 3.8	€ 11.0
Organizational streamlining program (2)	5.6	6.1
Supply chain network optimization	0.3	0.0
Settlement of legacy matters	0.2	0.0
Exceptional items	€ 9.9	€ 17.1